Share based compensation - Non Vested PSU And RSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Performance stock units
Number
Outstanding at beginning balance (in shares)	500,000	500,000	0
Granted during the year (in shares)	250,000	0	500,000
Vested during the year (in shares)	0		0
Forfeited during the year (in shares)	0		0
Expired during the year (in shares)	0		0
Outstanding at ending balance (in shares)	750,000	500,000	500,000
Weighted Avg. Fair Value Price (in $)
Outstanding at beginning balance (in dollars per share)	$ 2.02	$ 2.02	$ 0
Granted during the year (in dollars per share)	8.64		2.02
Vested during the year (in dollars per share)	0		0
Forfeited during the year (in dollars per share)	0		0
Expired during the year (in dollars per share)	0		0
Outstanding at ending balance (in dollars per share)	$ 4.23	$ 2.02	$ 2.02
Restricted stock units
Number
Outstanding at beginning balance (in shares)	112,780	88,584	0
Granted during the year (in shares)	886,610	112,780	88,584
Vested during the year (in shares)	(112,780)	(88,584)	0
Outstanding at ending balance (in shares)	886,610	112,780	88,584
Weighted Avg. Fair Value Price (in $)
Outstanding at beginning balance (in dollars per share)	$ 6.19	$ 5.08	$ 0
Granted during the year (in dollars per share)	5.79	6.19	5.08
Vested during the year (in dollars per share)	6.19	5.08	0
Outstanding at ending balance (in dollars per share)	$ 5.79	$ 6.19	$ 5.08